Property, Software and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Software and Equipment, Net [Abstract]
Schedule of Software and Equipment, Net	software and equipment, net, consisted of the following:
	December 31,
	2023	2024
Cost
Computer software (i)	22,410	31,534
Electronic equipment	13,161	13,209
Vehicles	891	828
Building	711	691
Office equipment and furniture	180	185
Leasehold improvements	40	22
Total	37,393	46,469
Less: accumulated depreciation	(14,927)	(18,805)
Software and equipment, net	$22,466	27,664

(i)	In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.